Net financial income / (loss)	6 Months Ended
Jun. 30, 2023
Analysis of income and expense [abstract]
Net financial income / (loss)	Net financial income / (loss)
Net financial income (loss) can be analyzed as follows :

(in thousands of euro)	June 30, 2023	June 30, 2022

Interests on financial assets	965	198
Change in valuation allowance on financial instruments	1,044	53
Foreign exchange gains	1,073	3,797
Other financial income	—	—
Financial income	3,083	4,048
Foreign exchange losses	(642)	(3,663)
Unrealized losses on financial assets	—	(2,309)
Interest on financial liabilities	(324)	(194)
Other financial expenses	—	—
Financial expenses	(966)	(6,166)
Net financial income (loss)	2,116	(2,118)
For the six months ended June 30, 2023 and 2022, the foreign exchange gains and losses mainly result from the variance of the exchange rate between the Euro and the US dollar on US dollars denominated cash and cash equivalent and financial assets accounts.
Unrealized losses on financial assets relate to unquoted instruments, the fair value of which is determined using level 2 measurements.